Supplemental Cash Flow Data (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 5,719	$ 5,621	$ 5,535
Cash paid for taxes	215	262	223
Non cash investing and financing activities:
Disposal of fully depreciated real estate	238	598	564
Financed insurance premiums	649	616	568
Acquisition of real estate in exchange for OP units	0	0	3,625
Debt assumed with acquisitions of real estate	15,425	0	0
Value of shares issued under dividend reinvestment plan	37	0	0
Value of Class B shares exchanged for OP units	0
Change in fair value of available-for-sale securities	(1,329)	0	0
Reclassification of dividend reinvestment shares with rescission rights	0	606	0
Parent [Member]
Non cash investing and financing activities:
Value of Class B shares exchanged for OP units	$ 4,972	$ 0	$ 0